Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property and equipment, net
Total	¥ 53,378	¥ 63,928
Accumulated depreciation	(43,944)	(52,181)
Property and equipment, net	9,434	11,747		$ 1,292
Impairment loss	0	0	¥ 0
Depreciation expenses	2,546	3,027	¥ 1,800
Office furniture and equipment
Property and equipment, net
Total	1,438	1,792
Computer equipment
Property and equipment, net
Total	6,012	6,833
Servers and network equipment
Property and equipment, net
Total	22,567	31,704
Leasehold improvements
Property and equipment, net
Total	10,849	11,087
Building
Property and equipment, net
Total	¥ 12,512	¥ 12,512